Goodwill and intangible assets (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	May 31, 2024
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	$ 6,500
Change in forecast earnings available to shareholders used for goodwill impairment sensitivity analysis	20.00%
Change in discount rates used for goodwill impairment sensitivity analysis	1.50%
Change in long-term growth rates used for goodwill impairment sensitivity analysis	0.75%
Merger with Credit Suisse AG
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill transferred upon the merger		$ 819
Personal & Corporate Banking | Merger with Credit Suisse AG
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill transferred upon the merger		$ 500
Global Wealth Management Americas
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	$ 3,700
Global Wealth Management Switzerland and International
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	1,200
Asset Management
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	1,100
Personal & Corporate Banking
Disclosure Of Information For IndividualAsset Or Cash-generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Goodwill	$ 500